Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Before Income Tax

The components of income before income tax are as follows:

Year ended December 31,	2011	2012	2013
PRC, excluding Hong Kong	$22,169	$55,211	$53,556
Hong Kong and other jurisdictions	(6,365)	(2,590)	(1,197)

	$15,804	$52,621	$52,359

Current and Deferred Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of income are as follows:

Year ended December 31,	2011	2012	2013
Current tax	$(3,672)	$(13,123)	$(10,370)
Deferred tax	1,476	(2,065)	(773)

	$(2,196)	$(15,188)	$(11,143)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2012 and 2013 are attributable to the following:

December 31,	2012	2013
Net operating losses	$5,316	$5,960
Obsolete inventories	343	—
Allowance for doubtful accounts	—	539
Provision for goods return	101	—
Property, plant and equipment	1,690	2,123

Total deferred tax assets	7,450	8,622
Less: valuation allowance	(5,316)	(8,622)

Deferred tax assets	2,134	—

Deferred tax liability arising from withholding tax on undistributed earnings of PRC subsidiaries	(1,379)	—

Net deferred tax assets	$755	$—

Movement of Deferred Tax Assets Valuation Allowance	Movement of valuation allowance:

December 31,	2011	2012	2013
At beginning of the year	$916	$1,344	$5,316
Current year addition	428	3,972	3,306

At end of the year	$1,344	$5,316	$8,622

Reconciliation of Income Tax Expense to Amount Computed by applying Current Tax Rate to Income Before Income Taxes

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of comprehensive income is as follows:

Year ended December 31,	2011	2012	2013
Income before income taxes	$15,804	$52,621	$52,359
PRC tax rate	24%	25%	25%
Income tax expense at PRC tax rate on income before income tax	$(3,793)	$(13,155)	$(13,090)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(221)	(258)	(487)
Effect of change in tax law	142	—	—
Change in valuation allowance	(428)	(3,972)	(3,306)
Reversal of deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	—	—	1,378
Tax benefit (expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible impairment loss on goodwill	(708)	—	—
Non-deductible and non-taxable items	1,574	49	2,292
Over provision of income tax expense in prior years	1,369	185	—
Withholding tax	—	1,510	1,192
Others	(131)	453	878

Income tax expense	$(2,196)	$(15,188)	$(11,143)